10. Junior Subordinated Debentures (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Junior Subordinated Notes [Abstract]
Junior Subordinated Debentures	$ 12,887,000	$ 12,887,000
Interest paid on the Debentures	$ 460,142	$ 409,432
Floating rate	3.51%	3.13%